COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 10:- COMMITMENTS AND CONTINGENT LIABILITIES

a.
The Company’s research and development efforts have been partially financed through royalty-bearing programs sponsored by the IIA. In return for the IIA’s participation, the Company is committed to pay royalties at a rate ranging from 3% to 5% of sales of the products whose research was supported by grants received from the IIA, up to 100% of the amount of such participation received linked to the U.S. dollar. The obligation to pay these royalties is contingent on actual sales of the products and in the absence of such sales, no payment is required.

The total amount of royalties charged to operations for the years ended December 31, 2021, 2020 and 2019, were approximately $0, $228 and $41, respectively. As of December 31, 2021, the Company’s contingent liability for royalties, net of royalties paid or accrued is zero.

b.
The Company provides bank guarantees to some of its customers and others, in the ordinary course of business. The guarantees are to secure advances received at the commencement of a project or to secure performance of operational milestones. The total amount of bank guarantees provided to customers and others as of December 31, 2021, is approximately $631.